Condensed Financial Information of the Parent Company (Unaudited) (Details) - Schedule of parent company statement of cash flows - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 782,296	$ 1,642,794	$ 2,854,887
Adjustments to reconcile net income to cash used in operating activities:
Equity income of subsidiaries	(950,045)	(2,020,552)	(2,855,074)
Others payable and accrued liabilities		291,484
Net cash used in operating activities	(167,749)	(86,274)	(187)
Cash flows from investing activities
Net cash provided by investing activities
Cash flows from financing activities:
Amounts advanced from related parties	166,872	(19,145)	(3,797,183)
Capital contribution			3,916,672
Net cash provided by (used in) financing activities	166,872	(19,145)	119,489
Effect of exchange rate change on cash	82	30	3,758
Net increase in cash	(795)	(105,389)	123,060
Cash at beginning of the year	17,671	123,060
Cash at end of the year	$ 16,876	$ 17,671	$ 123,060